18. PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Provision for environmental liabilities and decommissioning of assets	R$ 281,766	R$ 337,013
Environmental liabilities
Disclosure of fair value measurement of liabilities [line items]
Provision for environmental liabilities and decommissioning of assets	198,386	255,517
Asset retirement obligations
Disclosure of fair value measurement of liabilities [line items]
Provision for environmental liabilities and decommissioning of assets	R$ 83,380	R$ 81,496